Expense Example	Jul. 29, 2026 USD ($)
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,521
Polar Capital International Small Company Fund | Polar Capital International Small Company Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	$ 1,602